PROPERTY AND EQUIPMENT, NET (Details Textual)	6 Months Ended						6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2002 CNY	Jun. 30, 2014 Property, Plant and Equipment [Member] USD ($)	Jun. 30, 2013 Property, Plant and Equipment [Member] USD ($)
Property, Plant and Equipment [Line Items]
Building Pledged as Collateral	$ 2,436,000		15,000,000	$ 2,477,715	15,000,000
Depreciation and amortization	301,341	300,840					229,322	229,392
Land Use Rights Purchase Price						1,944,000